Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Summary of balances and transactions with related parties
The following is a summary of the balances and transactions with related parties:

Related party	Relationship	Description of transaction	Income (loss) included in the statement of income			Balance receivable (payable)/(equity)
			2017	2016	2015	2017	2016

Mario Jorge de Lemos Vieira / Cia Agropecuaria Monte Alegre / Alfenas Agricola Ltda / Marcelo Weyland Barbosa Vieira / Paulo Albert Weyland Vieira	(i)	Cost of manufactured products sold and services rendered (ii)	—	(42)	(2,304)		—
		Receivables from related parties (Note 18)	—	—	—	176	172
		Payables (Note 25)	—	—	—	(367)	(701)

Directors and senior management	Employment	Compensation selected employees	(7,040)	(5,213)	(7,528)	(17,985)	(17,355)

CHS Agro	Joint venture	Receivables from related parties (Note 18) (iii)	—	—	—	10,218	8,114
		Payables (Note 25)	—	—	—	(261)	(451)
		Sales of goods	2,487	372	2,201	—	—
		Services	88	87	110	—	—
		Interest income	308	326	74	—	—

(i)	Shareholders of the Company.

(ii)	Relates to agriculture partnership agreements (“parceria”).

(iii)	It includes US$ 8 million of a loan that accruing a 3% interest rate per year with the final maturity in 2022.